Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) - Subsidiaries [Member] - Loans with the client [Member] - US - Subprime Borkerage [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit loss, recovery	¥ 2,071
Allowance for loan and lease losses, write-offs	¥ 59,025